CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (197,684)	$ 207,202	$ 238,985
Defined benefit pension plans:
Net actuarial gain (loss)	3,099	44,974	(43,730)
Amortization of prior service cost	133	729	878
Amortization of net actuarial loss	26,461	33,894	28,751
Regulatory adjustment	(21,457)	(67,027)	5,650
Net defined benefit pension plans	8,236	12,570	(8,451)
Forward-starting interest rate swaps (“FSIRS”):
Amounts reclassified into net income	416	1,652	2,467
Net forward-starting interest rate swaps	416	1,652	2,467
Foreign currency translation adjustments	(6,133)	20	1,713
Total other comprehensive income (loss), net of tax	2,519	14,242	(4,271)
Comprehensive income (loss)	(195,165)	221,444	234,714
Comprehensive income attributable to noncontrolling interests	5,606	6,423	6,661
Comprehensive income (loss) attributable to Southwest Gas Holdings, Inc.	$ (200,771)	$ 215,021	$ 228,053